Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of disaggregated revenues by operation and geographic location

	Year Ended December 31,
(in thousands)	2022	2021	2020
Oil	$338,163	$215,250	$70,870
Natural gas	159,254	74,943	16,228
Total	$497,417	$290,193	$87,098

Permian	$266,856	$151,179	$37,205
Eagle Ford	64,879	40,898	12,554
Bakken	64,999	56,055	27,769
Haynesville	62,743	12,039	9,110
DJ	37,880	29,191	—
SCOOP/STACK	60	831	460
Total	$497,417	$290,193	$87,098